Net finance costs	12 Months Ended
Dec. 31, 2021
Net Finance Costs [Abstract]
Net finance costs
8 Net finance Costs
(a) Net finance costs/(income)

	2021 £m	2020 £m	2019 £m

Interest expense	1,436	1,605	1,676

Interest expense on lease liabilities	24	26	32

Facility fees	33	23	10

Interest and fair value related to early repurchase of bonds (note 8(b))	–	142	–

Interest related to adjusting tax payables (note 8(b))	31	11	80

Fair value changes on derivative financial instruments and hedged items	252	(217)	367

Fair value change on other financial items (note 8(b))	24	–	–

Exchange differences	(279)	205	(479)

Finance costs	1,521	1,795	1,686

Interest under the effective interest method	(35)	(50)	(84)

Finance income	(35)	(50)	(84)

Net finance costs	1,486	1,745	1,602
The Group manages foreign exchange gains and losses and fair value changes on a net basis excluding adjusting items, which are explained in note 8(b). The derivatives that generate the fair value changes are explained in note 19.
Facility fees principally relate to the Group’s central banking facilities.
In October 2020, the Group completed a tender offer to repurchase sterling-equivalent £2,653 million of bonds, including £24 million of accrued interest. Following this, in November 2020, the Group also completed a ‘make-whole’ bond redemption exercise of sterling-equivalent £462 million of bonds, including £6 million of accrued interest. Further details on the tender offer and ‘make-whole’ redemption exercise are provided in note 26. Other costs directly associated with the early repurchase of bonds, including the premium paid, were treated as adjusting items, as detailed in note 8(b).
(b) Adjusting items included in net finance costs
Adjusting items are significant items in net finance costs which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.
In 2021, as part of the disposal of the Group’s operations in Iran (note 27(d)), a provision of £24 million was charged to net finance costs against non-current investments held at fair value due to the uncertainty around recovery of these funds.
In addition, the Group recognised interest on adjusting tax payables of £31 million (2020: £11 million; 2019: £80 million), which included interest of £20 million (2020: £21 million; 2019: £28 million) in relation to the Franked Investment Income Group Litigation Order (FII GLO) (note 10(b)), an amnesty tax payment in Turkey of £11 million (2020: £nil; 2019: £nil) and £nil (2020: net credit of £10 million; 2019: charge of £50 million) in respect of the excise dispute (note 6(g)) and withholding tax in Russia.
In 2020, the Group incurred additional interest costs of £157 million and fair value gains of £15 million in relation to the early repurchase of bonds.